Share equity incentive plans - Schedule Of Options Outstanding And Exercisable, Exercise Price Range (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding (in shares)	9,981,394	9,874,165	9,887,125
Options Outstanding	6 years 7 months 24 days	6 years 9 months 29 days	6 years 4 months 24 days
Exercisable at the end of the year, Number of options (in shares)	6,150,329	5,624,558
Options Exercisable	5 years 6 months 14 days	5 years 3 months 18 days
Options Outstanding, Aggregate intrinsic value	$ 155,136	$ 55,419
Options Exercisable, Aggregate intrinsic value	$ 97,907	$ 33,818
0.0003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 0.0003	$ 0.0003
Options Outstanding (in shares)	89,000	589,000
Options Outstanding	1 year 6 months 29 days	2 years 6 months 29 days
Exercisable at the end of the year, Number of options (in shares)	89,000	589,000
Options Exercisable	1 year 6 months 29 days	2 years 6 months 29 days
0.01
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 0.01	$ 0.01
Options Outstanding (in shares)	355,700	355,700
Options Outstanding	8 years 10 months 6 days	9 years 10 months 6 days
Exercisable at the end of the year, Number of options (in shares)	155,618	0
Options Exercisable	8 years 10 months 6 days
0.4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 0.40	$ 0.40
Options Outstanding (in shares)	1,149,241	1,264,241
Options Outstanding	2 years 18 days	3 years 2 months 4 days
Exercisable at the end of the year, Number of options (in shares)	1,149,241	1,264,241
Options Exercisable	2 years 18 days	3 years 2 months 4 days
0.6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 0.60	$ 0.60
Options Outstanding (in shares)	65,286	69,286
Options Outstanding	3 years 5 months 12 days	4 years 5 months 15 days
Exercisable at the end of the year, Number of options (in shares)	65,286	69,286
Options Exercisable	3 years 5 months 12 days	4 years 5 months 15 days
0.652
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)		$ 0.652
Options Outstanding (in shares)		229,521
Options Outstanding		1 month 28 days
Exercisable at the end of the year, Number of options (in shares)		229,521
Options Exercisable		1 month 28 days
1.43
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 1.43	$ 1.43
Options Outstanding (in shares)	401,500	401,500
Options Outstanding	8 years 8 months 15 days	9 years 8 months 15 days
Exercisable at the end of the year, Number of options (in shares)	125,468	0
Options Exercisable	8 years 8 months 15 days
1.9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 1.90	$ 1.90
Options Outstanding (in shares)	594,320	738,530
Options Outstanding	3 years 8 months 23 days	4 years 8 months 26 days
Exercisable at the end of the year, Number of options (in shares)	594,320	738,530
Options Exercisable	3 years 8 months 23 days	4 years 8 months 26 days
2.17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 2.17	$ 2.17
Options Outstanding (in shares)	1,396,871	1,604,121
Options Outstanding	6 years 1 month 24 days	7 years 1 month 13 days
Exercisable at the end of the year, Number of options (in shares)	1,235,090	1,134,964
Options Exercisable	6 years 1 month 13 days	7 years 3 days
2.25
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 2.25	$ 2.25
Options Outstanding (in shares)	117,224	126,224
Options Outstanding	3 years 2 months 26 days	5 years 8 months 12 days
Exercisable at the end of the year, Number of options (in shares)	117,224	126,224
Options Exercisable	3 years 2 months 26 days	5 years 8 months 12 days
2.388
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 2.388	$ 2.388
Options Outstanding (in shares)	489,700	566,900
Options Outstanding	8 years 8 months 8 days	9 years 9 months 21 days
Exercisable at the end of the year, Number of options (in shares)	129,400	0
Options Exercisable	8 years 2 months 8 days
2.71
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 2.71	$ 2.71
Options Outstanding (in shares)	2,655,489	2,761,792
Options Outstanding	6 years 10 months 6 days	7 years 11 months 26 days
Exercisable at the end of the year, Number of options (in shares)	1,936,746	1,353,667
Options Exercisable	6 years 9 months 3 days	7 years 11 months 8 days
3.04
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 3.04
Options Outstanding (in shares)	1,401,700
Options Outstanding	9 years 29 days
Exercisable at the end of the year, Number of options (in shares)	131,250
Options Exercisable	9 years 29 days
3.44
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 3.44	$ 3.44
Options Outstanding (in shares)	248,501	302,250
Options Outstanding	7 years 4 months 9 days	8 years 8 months 19 days
Exercisable at the end of the year, Number of options (in shares)	140,191	92,125
Options Exercisable	6 years 11 months 23 days	8 years 8 months 4 days
3.57
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 3.57	$ 3.57
Options Outstanding (in shares)	748,562	775,500
Options Outstanding	8 years 7 months 6 days	9 years 7 months 6 days
Exercisable at the end of the year, Number of options (in shares)	261,308	27,000
Options Exercisable	8 years 6 months 14 days	9 years 4 months 2 days
5.97
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 5.97	$ 5.97
Options Outstanding (in shares)	79,500	89,600
Options Outstanding	8 years 10 months 28 days	9 years 10 months 28 days
Exercisable at the end of the year, Number of options (in shares)	20,187	0
Options Exercisable	8 years 10 months 28 days
7.6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 7.60
Options Outstanding (in shares)	184,800
Options Outstanding	9 years 29 days
Exercisable at the end of the year, Number of options (in shares)	0
Options Exercisable	0 years
24.08
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 24.08
Options Outstanding (in shares)	4,000
Options Outstanding	9 years 7 months 9 days
Exercisable at the end of the year, Number of options (in shares)	0
Options Exercisable	0 years